Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Summary of lease, cost
The components of lease expense were as follows for the three and six months ended June 30, 2022:

(in thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease costs:	$1,249	$2,416
Finance lease costs:
Amortization of ROU asset	$13	$27
Interest expense	$1	$3
Other lease costs:
Short-term lease costs	$103	$212
Variable lease costs	$222	$427
The following table provides certain cash flow and supplemental noncash information related to the Company's lease liabilities for the three and six months ended June 30, 2022.

(in thousands)	Six Months Ended June 30, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$2,382
Financing cash payments for finance leases	31
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$20,347
Finance leases	40

Summary of lessee, operating lease, liability, maturity
The aggregate future lease payments for the Company's leases in years subsequent to June 30, 2022 are as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$2,604	$28
2023	4,965	46
2024	4,324	38
2025	3,561	4
2026	2,659	1
Thereafter	3,246	—
Total future lease payment	$21,359	$117

(in thousands)	Operating Leases	Finance Leases
Less: amount representing interest	(2,259)	(6)
Present value of future lease payment (lease liability)	$19,100	$111
Reported as:
Lease liabilities, current	$4,486	$47
Lease liabilities, noncurrent	14,614	64
Total lease liabilities	$19,100	$111

Summary of finance lease, liability, fiscal year maturity
The aggregate future lease payments for the Company's leases in years subsequent to June 30, 2022 are as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$2,604	$28
2023	4,965	46
2024	4,324	38
2025	3,561	4
2026	2,659	1
Thereafter	3,246	—
Total future lease payment	$21,359	$117

(in thousands)	Operating Leases	Finance Leases
Less: amount representing interest	(2,259)	(6)
Present value of future lease payment (lease liability)	$19,100	$111
Reported as:
Lease liabilities, current	$4,486	$47
Lease liabilities, noncurrent	14,614	64
Total lease liabilities	$19,100	$111

Term and discount rate table with assets and liabilities, lessee
The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company's leases as of June 30, 2022:

June 30, 2022
Weighted-average remaining lease term (in years)
Operating	4.90
Finance	2.37
Weighted-average discount rate
Operating	4.17%
Finance	4.42%